ALLIANCE MUNICIPAL TRUST -NEW YORK PORTFOLIO

SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-80.4%
            NEW YORK-80.4%
            BROOME COUNTY GO BAN
            Series '96
$   3,090   4/18/97                                3.69%     $ 3,093,796
            BUFFALO RAN
            Series A
    1,300   7/15/97                                3.60        1,304,431
            CLINTON COUNTY GO BAN
    5,200   9/26/97                                3.95        5,210,996
            COBLESKILL-RICHMONDVILLE
            (Central School District) FSA
      600   6/15/97                                3.65          603,064
            DUTCHESS COUNTY IDR
            (Toys 'R' Us/NYTEX)
            Series '84 VRDN*
    1,000   11/01/19                               4.13        1,000,000
            ERIE COUNTY RAN
            Series B
    5,000   11/19/97                               3.60        5,027,644
            FRANKLIN COUNTY IDR
            (KES Chateaugay L.P.)
            Series '91A AMT VRDN*
   14,900   7/01/21                                4.05       14,900,000
            HEMPSTEAD BAN
            Series '96A
    8,100   2/28/97                                3.49        8,099,577
            ISLIP GO BAN
            Series '96
    3,720   7/25/97                                3.98        3,725,411
            ISLIP IDA
            (Radiation Dynamics)
            Series '88A AMT VRDN*
    6,000   1/01/09                                4.38        6,000,000
            LANSING CENTRAL SCHOOL DISTRICT BAN
    9,500   10/08/97                               4.03        9,532,867
            LONG BEACH BOND
            AMBAC
      325   9/01/97                                3.75          327,622
            NEW YORK CITY GO
            Series '95F-6 VRDN*
   19,200   2/15/18                                4.05       19,200,000
            NEW YORK CITY GO RAN
            Series B
   10,000   6/30/97                                3.74       10,036,546
            NEW YORK CITY HOUSING
            DEVELOPMENT CORP. MFHR
            (400 West 59th Street Dev.)
            Series A-1 AMT VRDN*
    8,000   11/01/30                               4.00        8,000,000
            NEW YORK CITY HOUSING
            DEVELOPMENT CORP. MFHR
            (Queenswood Apts. Project)
            Series '89A VRDN*
    3,465   2/01/17                                3.95        3,465,000
            NEW YORK CITY IDA
            (Brooklyn Navy Yard)
            Series '95A AMT VRDN*
    3,900   7/01/29                                4.15        3,900,000
            NEW YORK CITY IDA
            (Brooklyn Navy Yard)
            Series '95B AMT VRDN*
   25,500   7/01/29                                4.20       25,500,000
            NEW YORK CITY IDA
            (Nippon Cargo Air Project)
            Series '92 AMT VRDN*
   16,300   11/01/15                               5.05       16,300,000
            NEW YORK CITY RAN
            Series A
    2,500   4/15/97                                3.70        2,505,588
            NEW YORK CITY TRUST
            CULTURAL RESOURCES
            (Carnegie Hall) VRDN*
    2,175   12/01/15                               4.60        2,175,000
            NEW YORK CITY TRUST
            CULTURAL RESOURCES
            (Solomon Guggenheim Foundation)
            Series '90B VRDN*
    2,200   12/01/15                               4.80        2,200,000
            NEW YORK STATE ERDA PCR
            (Central Hudson Gas & Electric)
            Series '87A AMT VRDN*
    3,000   6/01/27                                3.90        3,000,000
            NEW YORK STATE ERDA PCR
            (Long Island Lighting Co.)
            Series A PPB*
    4,800   3/01/97                                3.29        4,799,664


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            NEW YORK STATE ERDA PCR
            (Long Island Lighting Co.)
            Series B PPB*
$  10,000   3/01/97                                3.25%     $10,000,000
            NEW YORK STATE ERDA PCR
            (New York State Gas & Electric)
            Series '85 PPB*
   10,000   3/15/97                                3.30       10,000,000
            NEW YORK STATE ERDA PCR
            (New York State Gas & Electric)
            Series '85B PPB*
    4,000   10/15/97                               3.85        4,000,000
            NEW YORK STATE ERDA PCR
            (Niagara Mohawk Corp.)
            Series '85B VRDN*
    8,000   12/01/25                               4.90        8,000,000
            NEW YORK STATE ERDA PCR
            (Niagara Mohawk Corp.)
            Series '85C VRDN*
    4,500   12/01/25                               4.90        4,500,000
            NEW YORK STATE ERDA PCR
            (Niagara Mohawk Corp.)
            Series '86A AMT VRDN*
    2,300   12/01/26                               4.95        2,300,000
            NEW YORK STATE ERDA PCR
            (Rochester Gas & Electric)
            Series '84 VRDN*
    2,000   10/01/14                               3.40        2,000,000
            NEW YORK STATE HFA
            (Normandie Court Housing Project)
            Series '91A VRDN*
    9,000   5/15/15                                4.00        9,000,000
            NEW YORK STATE JOB
            DEVELOPMENT AUTHORITY
            Series '86A-1 AMT VRDN*
    1,995   3/01/00                                3.75        1,995,000
            NEW YORK STATE JOB
            DEVELOPMENT AUTHORITY
            Series '86C-1 AMT VRDN*
      835   3/01/00                                3.75          835,000
            NEW YORK STATE LOCAL
            GOVERNMENT ASSIST. CORP.
            Series '94B VRDN*
    7,300   4/01/23                                4.00        7,300,000
            NEW YORK STATE LOCAL
            GOVERNMENT ASSIST. CORP.
            Series '95E VRDN*
    7,000   4/01/25                                4.00        7,000,000
            NEW YORK STATE MEDICAL CARE
            FACILITIES FINANCE AGENCY
            (Equipment Loan Program)
            Series '94A VRDN*
    7,200   11/01/03                               3.90        7,200,000
            NEW YORK STATE MEDICAL CARE
            FACILITIES FINANCE AGENCY
            (St. Luke's Roosevelt)
            Series '93A FHA
      500   8/15/97                                3.70          500,738
            NEW YORK STATE MEDICAL CARE
            FACILITIES FINANCE AGENCY
            Eagle Trust Series 953202
            (New York Hospital) AMBAC VRDN*
   14,000   8/15/24                                4.21       14,000,000
            NEW YORK STATE MEDICAL CARE
            FACILITIES FINANCE AGENCY
            FHA Pre-Refunded
    2,000   8/15/97                                3.50        2,093,691
            NEWBURGH IDA
            (Mt. St. Mary College Civic Fac.)
            Series '91 VRDN*
    1,500   10/01/11                               4.10        1,500,000
            NIAGARA COUNTY IDA
            (Pyron Corp. Project)
            Series '89 AMT VRDN*
    2,478   11/01/04                               4.15        2,478,000
            ONTARIO COUNTY IDA
            (Ultrafab Inc.)
            Series '95 AMT VRDN*
    2,200   12/01/15                               4.35        2,200,000


2



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            SOUTHEAST NEW YORK IDA
            (The Rawplug Project)
            Series '96 AMT VRDN*
$   2,300   5/01/21                                4.30%     $ 2,300,000
            SUFFOLK COUNTY IDA
            (Nissequogue Cogen Partners)
            Series '93 AMT VRDN*
    1,200   12/15/23                               4.00        1,200,000
            SYOSSET CENTRAL SCHOOL DISTRICT BAN
            Series '96
    4,500   7/18/97                                3.92        4,507,738
            SYOSSET CENTRAL SCHOOL DISTRICT TAN
            Series '96
    9,600   6/26/97                                3.92        9,614,439
            TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
            VRDN*
      200   1/01/24                                4.00          200,000
            WESTCHESTER COUNTY IDR
            (Hitachi America) VRDN*
    1,500   7/01/98                                4.00        1,500,000
            YONKERS IDA
            (Consumer Union Facility)
            Series '91 VRDN*
    1,700   7/01/21                                3.90        1,700,000
            YONKERS IDA
            (Consumers Union Facility)
            Series '91 VRDN*
      600   7/01/19                                3.90          600,000
            Total Municipal Bonds
            (amortized cost $278,429,785)                    278,431,812

            COMMERCIAL PAPER-21.1%
            NEW YORK-14.9%
            NEW YORK CITY GO
            Series '96J-2
    1,000   3/13/97                                3.60        1,000,000
            NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
    5,000   4/07/97                                3.60        5,000,000
            NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            Series 3
    8,000   2/19/97                                3.45        8,000,000
            NEW YORK STATE DORMITORY AUTHORITY
            (Memorial Sloan-Kettering
            Cancer Center)
            Series '89A
    1,000   2/19/97                                3.40        1,000,000
            NEW YORK STATE DORMITORY AUTHORITY
            (Memorial Sloan-Kettering
            Cancer Center)
            Series '89A
    3,200   2/12/97                                3.40        3,200,000
            NEW YORK STATE DORMITORY AUTHORITY
            (Memorial Sloan-Kettering
            Cancer Center)
            Series '89A
    4,000   3/14/97                                3.55        4,000,000
            NEW YORK STATE DORMITORY AUTHORITY
            (Memorial Sloan-Kettering
            Cancer Center)
            Series '96
    4,500   3/11/97                                3.40        4,500,000
            NEW YORK STATE DORMITORY AUTHORITY
            Second Short-term Rev Notes
            Series '89A
    5,838   2/19/97                                3.55        5,838,000
            NEW YORK STATE DORMITORY AUTHORITY
            Second Short-term Rev Notes
            Series '89A
      598   3/12/97                                3.60          598,000
            NEW YORK STATE
            ENVIRONMENTAL FACILITY
            (General Electric Co.)
            Series '87A
    1,500   2/28/97                                3.50        1,500,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    2,000   2/12/97                                3.40        2,000,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    6,000   3/21/97                                3.50        6,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
$   3,000   3/10/97                                3.55%    $  3,000,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    6,000   2/25/97                                3.60        6,000,000
                                                              51,636,000

            PUERTO RICO-6.2%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    4,500   3/07/97                                3.50        4,500,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    2,000   3/10/97                                3.50        2,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    5,000   4/07/97                                3.55        5,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
   10,000   2/14/97                                3.65       10,000,000
                                                            -------------
                                                              21,500,000

            Total Commercial Paper
            (amortized cost $73,136,000)                      73,136,000

            TOTAL INVESTMENTS-101.5%
            (amortized cost $351,565,785)                    351,567,812
            Other assets less liabilities-(1.5%)              (5,170,607)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            346,459,178 shares outstanding)                 $346,397,205


#    All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax
     BAN     Bond Anticipation Note
     ERDA    Energy Research & Development Authority
     FHA     Federal Housing Authority
     FSA     Financial Security Assurance
     GO      General Obligation
     HFA     Housing Finance Agency/Authority
     IDA     Industrial Development Authority
     IDR     Industrial Development Revenue
     MFHR    Multi-Family Housing Revenue
     PCR     Pollution Control Revenue
     PPB     Periodic Put Bond
     RAN     Revenue Anticipation Note
     TAN     Tax Anticipation Note
     VRDN    Variable Rate Demand Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $6,433,983

EXPENSES
  Advisory fee (Note B)                                $  917,826
  Distribution assistance and administrative service
    (Note C)                                              547,572
  Transfer agency (Note B)                                275,116
  Custodian fees                                           54,572
  Printing                                                 35,235
  Registration fees                                        33,434
  Audit and legal fees                                     10,360
  Trustees' fees                                            1,963
  Miscellaneous                                             5,149
  Total expenses                                        1,881,227
  Less: expense reimbursement and fee waiver             (320,923)   1,560,304
  Net investment income                                              4,873,679

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                          (3)
  Net change in unrealized appreciation of investments                    (304)
  Net loss on investments                                                 (307)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,873,372


See notes to financial statements.


5



STATEMENTS OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1996   YEAR ENDED
                                                     (UNAUDITED)  JUNE 30,1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  4,873,679   $  7,827,518
  Net realized gain (loss) on investments                    (3)           308
  Net change in unrealized appreciation of
    investments                                            (304)         2,331
  Net increase in net assets from operations          4,873,372      7,830,157

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (4,873,679)    (7,827,518)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              15,413,681    153,727,353
  Total increase                                     15,413,374    153,729,992

NET ASSETS
  Beginning of period                               330,983,831    177,253,839
  End of period                                    $346,397,205   $330,983,831


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1996, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1996, the reimbursement amounted to $137,358. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $167,368 for the six months ended December 31, 1996.


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the six months ended December 31, 1996, the distribution fee amounted to $458,913 of which $183,565 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $88,659 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $20,597, of which $7,508 expires in the year 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $346,415,780. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED      YEAR ENDED
                                                DEC. 31, 1996        JUNE 30,
                                                 (UNAUDITED)          1996
                                              ---------------   ---------------
Shares sold                                      645,406,453     1,218,028,397
Shares issued on reinvestments of dividends        4,873,679         7,827,518
Shares redeemed                                 (634,866,451)   (1,072,128,562)
Net increase                                      15,413,681       153,727,353


8



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                 1996      --------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .013           .028         .028         .018         .019         .034

LESS DISTRIBUTIONS
Dividends from net investment income           (.013)         (.028)       (.028)       (.018)       (.019)       (.034)
Net asset value, end of period                 $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.67%(b)       2.87%        2.84%        1.77%        1.94%        3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $346,397       $330,984     $177,254     $162,839     $100,529     $100,476
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .85%(b)        .85%         .85%         .84%         .80%         .80%
  Expenses, before waivers and
    reimbursements                              1.02%(b)       1.03%        1.03%        1.08%        1.06%        1.12%
  Net investment income (c)                     2.66%(b)       2.82%        2.81%        1.77%        1.91%        3.35%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


9



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL
DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANYSR
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